Income Taxes (Details Textual) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Valuation Allowance [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate	25.00%	26.50%	28.00%
Valuation allowance, amount	12,146
Income tax loss carry forward	21,365	9,826
United Kingdom [Member]
Valuation Allowance [Line Items]
Valuation allowance, amount	1,980